Shareholders' Equity - Treasury Shares (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity
Beginning balance	1,254,691	205,704
Repurchase of Class B shares for Class A shares held in treasury	879,691
Repurchase of Class B shares for newly issued Class A shares	50,000
Conversion of Class B shares	525,000
Treasury shares sold by Stichting JSOP	(879,691)
Treasury shares of Lilium GmbH not exchanged into Lilium N.V. shares		(205,704)
Treasury shares acquired upon Reorganization		375,000
Treasury shares from consolidation of Stichting JSOP		879,691
Ending balance	950,000	1,254,691
Class A shares
Shareholders' Equity
Beginning balance	1,254,691	205,704
Repurchase of Class B shares for Class A shares held in treasury	(375,000)
Repurchase of Class B shares for newly issued Class A shares	50,000
Conversion of Class B shares	525,000
Treasury shares sold by Stichting JSOP	(879,691)
Treasury shares of Lilium GmbH not exchanged into Lilium N.V. shares		(205,704)
Treasury shares acquired upon Reorganization		375,000
Treasury shares from consolidation of Stichting JSOP		879,691
Ending balance		1,254,691
Class B shares
Shareholders' Equity
Repurchase of Class B shares for Class A shares held in treasury	375,000
Repurchase of Class B shares for newly issued Class A shares	50,000
Conversion of Class B shares	525,000
Ending balance	425,000
Class C shares
Shareholders' Equity
Conversion of Class B shares	525,000
Ending balance	525,000